UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/15

FORM N-CSR

Item 1.       Reports to Stockholders.

CitizensSelect Funds

C ITIZENS S ELECT P RIME
M ONEY M ARKET F UND

SEMIANNUAL REPORT October 31, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

T H E F U N D

A Letter from the President	2
Discussion of Fund Performance	3
Understanding Your Fund’s Expenses	5
Comparing Your Fund’s Expenses
With Those of Other Funds	5
Statement of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16

F O R M O R E I N F O R M AT I O N

Back Cover

CitizensSelect Prime Money
Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Citizens Select Prime Money Market Fund, covering the six-month period from May 1, 2015, through October 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period. A recovering U.S. economy enabled stocks to advance during the spring, but those gains were more than erased during the third quarter of 2015 when economic concerns in China, falling commodity prices, and a stronger U.S. dollar sparked sharp corrections in equity markets throughout the world. The emerging markets were especially hard hit. U.S. bonds also generally faltered when falling prices among U.S. government securities during the second quarter were only partly offset by rallies during the third quarter. Corporate-backed and inflation-linked bonds also lost value.

We expect market volatility to persist over the near term as investors vacillate between hopes that current turmoil represents a healthy correction and fears that further disappointments could trigger a full-blown bear market. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on Chinese fiscal and monetary policy, expectations of higher short-term interest rates in the United States, liquidity factors affecting various asset classes, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to stabilize as the world adjusts to slower Chinese economic growth, abundant energy resources, and the eventual normalization of U.S. monetary policy. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 16, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2015, through October 31, 2015, as provided by James O’Connor, Portfolio Manager

This semiannual report for CitizensSelect Prime Money Market Fund covers the six-month period ended October 31, 2015. During the reporting period, the fund’s Class A shares produced an annualized yield of 0.01%, Class B shares yielded 0.00%, Class C yielded 0.00%, and Class D shares yielded 0.00%. Taking into account the effects of compounding, the fund’s Class A, Class B, Class C, and Class D shares produced annualized effective yields of 0.01%, 0.00%, 0.00%, and 0.00%, respectively.1,2 The Federal Reserve Board (the “Fed”) left the federal funds rate unchanged amid choppy U.S. economic growth and significant macroeconomic headwinds in global markets. Therefore, money market yields remained near historical lows throughout the reporting period.

Uneven U.S. Economic Recovery Continued

U.S. economic activity had moderated during the first quarter of 2015 due to severe winter weather and an appreciating U.S. dollar, but the economic recovery regained momentum in the spring. In May, employers created 260,000 jobs and hourly wages in the private sector rose 0.3%, yet the unemployment rate ticked higher to 5.5%. Meanwhile, stabilizing currency exchange rates enabled the U.S. trade deficit to shrink significantly, and retail sales posted robust gains. Fuel prices rebounded after significant previous declines, sending the inflation rate higher. Nonetheless, energy prices remained well below year-ago levels.

Investor sentiment in the financial markets deteriorated in June due to contentious debt relief negotiations between Greece and the European Union, but the U.S. economy continued to gain traction. 245,000 new jobs were added during the month, while the unemployment rate fell to 5.3%. Manufacturing activity expanded for the 30th consecutive month, and consumer spending rose as Americans earned higher levels of disposable income. The U.S. economy grew at a 3.9% annualized rate over the second quarter of the year.

July brought more good domestic economic news when 223,000 jobs were added and the unemployment rate stayed steady as workers reentered the labor force. Average hourly wages increased, as did retail and food service sales. Meanwhile, both the manufacturing and service sectors of the economy continued to expand. On the other hand, U.S. equity markets reacted negatively to greater-than-expected economic weakness and plunging stock prices in China.

Although the unemployment rate fell to 5.1% in August, new job creation fell short of expectations when only 153,000 jobs were added. Economic instability in China continued to roil the financial markets, especially after the country’s central bank depreciated its currency. Energy and other commodity prices fell in response, giving back previous gains. On a brighter note, U.S. wages and personal incomes grew at a healthy pace during the month.

Disappointing job creation continued in September, as the economy added 137,000 positions during the month. Average hourly wages also declined slightly from the previous

3

DISCUSSION OF FUND PERFORMANCE (continued)

month. The unemployment rate stayed steady at 5.1% due to workers leaving the labor force. Although the manufacturing sector expanded for the 33rd straight month in September, the rate of increase proved to be the lowest in more than two years. On the other hand, activity in the service sector continued to grow strongly, personal incomes rose at a healthy rate, and real personal consumption expenditures climbed. U.S. GDP growth decelerated to an estimated 1.5% annualized rate during the third quarter, reflecting high business inventory levels and lower exports.

October brought generally good economic news. An estimated 271,000 jobs were created during the month, and the unemployment rate fell to 5.0%, its lowest level since April 2008. Meanwhile, average annual wages increased at a 4.3% rate compared to the previous month. Retail sales moved mildly higher, and fuel prices continued to decline. On a more negative note, housing starts fell sharply, ending the month below year-ago levels.

Fed Expected to Raise Rates Gradually

At its October meeting, the Fed again refrained from implementing the first in a series of widely expected rate hikes. Monetary policymakers noted that “economic activity has been expanding at a moderate pace,” but they left the federal funds rate unchanged “to support continued progress toward maximum employment and price stability.” While many analysts expect rate hikes to begin as soon as the Fed’s next meeting in December, those increases are likely to be modest and gradual.

Therefore, we intend for now to maintain the fund’s weighted average maturity in a range we consider to be in line with industry averages, but we are prepared to adjust our strategies quickly as market conditions change. As always, we remain focused on well-established issuers with good quality and liquidity characteristics.

November 16, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1] Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.
[2] Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from May 1, 2015 to October 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2015

	Class A	Class B	Class C	Class D
Expensespaidper$1,000†	$.96	$.90	$1.01	$.90
Endingvalue(afterexpenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical return for the six months ended October 31, 2015

	Class A	Class B	Class C	Class D
Expensespaidper$1,000†	$.97	$.92	$1.02	$.92
Endingvalue(afterexpenses)	$1,024.18	$1,024.23	$1,024.13	$1,024.23

† Expenses are equal to the fund’s annualized expense ratio of .19% for Class A, .18% for Class B, .20% for Class C and .18% for
Class D, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
October 31, 2015 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 19.6%	Amount($)		Value($)
MizuhoBankLtd/NY(Yankee)
0.32%,11/25/15	8,000,000	[a]	8,000,000
NordeaBankFinland(Yankee)
0.25%,11/5/15	5,000,000		5,000,000
NorinchukinBank/NY(Yankee)
0.29%,1/26/16	6,000,000		6,000,000
RabobankNederland/NY(Yankee)
0.32%,12/11/15	5,000,000		5,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.30%,11/10/15	7,000,000	[a]	7,000,000
WellsFargoBank,NA
0.31%,11/2/15	5,000,000	[b]	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost$36,000,000)			36,000,000
Commercial Paper - 14.7%
BankofTokyo-MitsubishiLtd.
0.30%,12/14/15	5,000,000		4,998,208
ErsteAbwicklungsanstalt
0.36%,11/13/15	6,000,000	[a,b]	6,000,000
SumitomoMitsuiTrustBank
0.30%,11/16/15	8,000,000	[a]	7,999,000
ToyotaMotorCreditCorp.
0.30%,2/2/16	8,000,000		7,993,800
Total Commercial Paper
(cost$26,991,008)			26,991,008
Asset-Backed Commercial Paper - 7.1%
CollateralizedCommercialPaperIICo.,LLC
0.50%,3/16/16	8,000,000	[a]	7,984,889
RegencyMarketsNo.1LLC
0.18%,11/17/15	5,000,000	[a]	4,999,600
Total Asset-Backed Commercial Paper
(cost$12,984,489)			12,984,489
Time Deposits - 22.8%
Credit Industriel et Commercial (Grand Cayman)
0.06%,11/2/15	6,000,000		6,000,000
LloydsBank(London)
0.06%,11/2/15	6,000,000		6,000,000
NatixisNewYork(GrandCayman)
0.06%,11/2/15	6,000,000		6,000,000
RoyalBankofCanada(Toronto)
0.03%,11/2/15	6,000,000		6,000,000
SkandinaviskaEnskildaBankenNY(GrandCayman)
0.05%,11/2/15	6,000,000		6,000,000
SvenskaHandelsbankenInc(GrandCayman)

6

0.05%,11/2/15	6,000,000	6,000,000
Swedbank
0.04%,11/2/15	6,000,000	6,000,000
Total Time Deposits
(cost$42,000,000)		42,000,000

U.S. Treasury Bills - 13.6%
0.08%,3/24/16
(cost$24,992,000)	25,000,000	24,992,000

Repurchase Agreements - 21.7%
ABNAMROBankN.V.
0.07%,dated10/30/15,due11/2/15inthe
amountof$20,000,117(fullycollateralizedby
$1,747,915U.S.TreasuryBonds,2.75%-7.88%,
due2/15/21-11/15/42,value$2,164,147,
$2,350,000U.S.TreasuryInflationProtected
Securities,0.13%-0.38%,due4/15/18-
7/15/23,value$2,393,844and$15,554,915
U.S.TreasuryNotes,0.63%-3.75%,due
12/31/16-9/30/20,value$15,842,009)	20,000,000	20,000,000
Credit Agricole CIB
0.07%,dated10/30/15,due11/2/15inthe
amountof$20,000,117(fullycollateralizedby
$261,027U.S.TreasuryBills,due11/19/15-
8/18/16,value$260,892,$2,725,542U.S.
TreasuryBonds,2.50%-9.88%,due11/15/15-
8/15/45,value$3,397,570, $23,991U.S.
TreasuryFloatingRateNotes,0.07%-0.09%,
due4/30/16-10/31/16,value$23,991,
$6,465,445U.S.TreasuryInflationProtected
Securities,0.13%-2.63%,due1/15/16-
2/15/45,value$6,902,185and$9,760,298U.S.
TreasuryNotes,0.25%-5.13%,due10/31/15-
8/15/25,value$9,815,362)	20,000,000	20,000,000
Total Repurchase Agreements
(cost$40,000,000)		40,000,000

Total Investments (cost$182,967,497)	99.5%	182,967,497
Liabilities, Less Cash and Receivables	.5%	955,647
Net Assets	100.0%	183,923,144
a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be
	resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, these securities amounted to $41,983,489, or 22.8% of net assets.
b Variable rate security--interest rate subject to periodic change.

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †
Value(%)
Banking	52.7
RepurchaseAgreements	21.7
U.S.Government	13.6
Asset-Backed/Banking	4.4
Finance	4.4
Asset-Backed/Multi-SellerPrograms	2.7
99.5
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
(includingrepurchaseagreementsof$40,000,000)—Note1(b)		182,967,497		182,967,497
Cash				969,397
Interestreceivable				20,348
DuefromTheDreyfusCorporationandaffiliates—Note 2(c)				6,926
				183,964,168
Liabilities ($):
Due to Citizens—Note 2(c)				41,024
				41,024
Net Assets ($)				183,923,144
Composition of Net Assets ($):
Paid-incapital				183,921,249
Accumulatednetrealizedgain(loss)oninvestments				1,895
Net Assets ($)				183,923,144

Net Asset Value Per Share	ClassA	ClassB	ClassC	ClassD
NetAssets($)	58,853,932	82,637,092	5,634,445	36,797,675
SharesOutstanding	58,853,497	82,636,165	5,634,451	36,797,137
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

9

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2015 (Unaudited)

Investment Income ($):
Interest Income	253,362
Expenses:
Managementfee—Note2(a)	137,013
Distributionfees—Note2(b)	341,127
Administrativeservicefee—Note 2(b)	241,772
Omnibusaccountservicesfees—Note2(c)	137,013
Legalfees—Note2(a)	18,892
Trustees’fees—Note2(a,d)	709
Total Expenses	876,526
Less—reductioninexpensesduetoundertaking—Note2(a)	(606,159)
Less—Trustees'feesreimbursedbyDreyfus—Note2(a)	(709)
Less—LegalfeesreimbursedbyDreyfus—Note2(a)	(18,892)
Net Expenses	250,766
Investment Income—Net	2,596
Realized Gain (Loss) on Investments—Note 1(b) ($)	2,007
Net Increase in Net Assets Resulting from Operations	4,603

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	SixMonthsEnded
	October31,2015	YearEnded
	(Unaudited)	April30,2015
Operations ($):
Investmentincome—net	2,596	108
Netrealizedgain(loss)oninvestments	2,007	(112)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,603	(4)
Dividends to Shareholders from ($):
Investmentincome—net:
ClassA	(2,561)	(509)
ClassB	(15)	(603)
ClassC	(1)	(223)
ClassD	(19)	(222)
Total Dividends	(2,596)	(1,557)
Beneficial Interest Transactions ($1.00 per share):
Netproceedsfromsharessold:
ClassA	163,894,557	447,564,566
ClassB	502,669,493	1,072,629,719
ClassC	4,189,648	51,486,317
ClassD	45,909,385	637,443,338
Dividendsreinvested:
ClassA	1,142	191
ClassB	2	90
ClassC	-	61
ClassD	19	222
Costofsharesredeemed:
ClassA	(182,706,897)	(413,791,987)
ClassB	(490,471,214)	(1,079,007,959)
ClassC	(13,252,070)	(60,279,570)
ClassD	(126,227,974)	(540,991,539)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(95,993,909)	115,053,449
Total Increase (Decrease) in Net Assets	(95,991,902)	115,051,888
Net Assets ($):
Beginning of Period	279,915,046	164,863,158
End of Period	183,923,144	279,915,046

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	SixMonthsEnded				Year Ended April 30,
	October31,2015
Class A Shares	(Unaudited)		2015		2014		2013		2012		2011
Per Share Data ($):
Netassetvalue,beginningofperiod	1.00		1.00		1.00		1.00		1.00		1.00
InvestmentOperations:
Investmentincome—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001
Distributions:
Dividendsfrominvestment
income—net	(.000	) [a]	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.001)
Netassetvalue,endofperiod	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.02		.02		.10
Ratios/Supplemental Data (%):
Ratiooftotalexpenses
toaveragenetassets	.23	[b]	.21		.22		.22		.21		.20
Ratioofnetexpenses
toaveragenetassets	.19	[b]	.14		.14		.19		.15		.20
Ratioofnetinvestmentincome
toaveragenetassets	.01	[b]	.00	[c]	.00	[c]	.01		.01		.09
NetAssets,endofperiod
($x1,000)	58,854		77,664		43,892		62,501		63,516 157,307

[a] Amount represents less than $.001 per share.
[b] Annualized.
[c] Amount represents less than .01%.
See notes to financial statements.

12

	SixMonthsEnded				Year Ended April 30,
	October31,2015
Class B Shares	(Unaudited)		2015		2014		2013		2012	2011
Per Share Data ($):
Netassetvalue,beginningofperiod	1.00		1.00		1.00		1.00		1.00	1.00
InvestmentOperations:
Investmentincome—net[a]	.000		.000		.000		.000		.000	.000
Distributions:
Dividendsfrominvestment
income—net[a]	(.000)		(.000)		(.000)		(.000)		(.000)	(.000)
Netassetvalue,endofperiod	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.01	.00	[c]
Ratios/Supplemental Data (%):
Ratiooftotalexpenses
toaveragenetassets	.45	[b]	.46		.47		.47		.46	.45
Ratioofnetexpenses
toaveragenetassets	.18	[b]	.14		.13		.20		.15	.30
Ratioofnetinvestmentincome
toaveragenetassets[c]	.00	[b]	.00		.00		.00		.00	.00
NetAssets,endofperiod
($x1,000)	82,637		70,438		76.817		76,020		93,038	112,993

[a] Amount represents less than $.001 per share.
[b] Annualized.
[c] Amount represents less than .01%.
See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	SixMonthsEnded				Year Ended April 30,
	October31,2015
Class C Shares	(Unaudited)		2015		2014		2013		2012	2011
Per Share Data ($):
Netassetvalue,beginningofperiod	1.00		1.00		1.00		1.00		1.00	1.00
InvestmentOperations:
Investmentincome—net[a]	.000		.000		.000		.000		.000	.000
Distributions:
Dividendsfrominvestment
income—net[a]	(.000)		(.000)		(.000)		(.000)		(.000)	(.000)
Netassetvalue,endofperiod	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.01	.00	[c]
Ratios/Supplemental Data (%):
Ratiooftotalexpenses
toaveragenetassets	.73	[b]	.72		.72		.72		.71	.70
Ratioofnetexpenses
toaveragenetassets	.20	[b]	.14		.13		.21		.16	.30
Ratioofnetinvestmentincome
toaveragenetassets[c]	.00	[b]	.00		.00		.00		.00	.00
NetAssets,endofperiod
($x1,000)	5,634		14,697		23,490		28,521		42,085	51,688

[a] Amount represents less than $.001 per share.
[b] Annualized.
[c] Amount represents less than .01%.
See notes to financial statements.

14

	SixMonthsEnded				Year Ended April 30,
	October31,2015
Class D Shares	(Unaudited)		2015		2014		2013		2012	2011
Per Share Data ($):
Netassetvalue,beginningofperiod	1.00		1.00		1.00		1.00		1.00	1.00
InvestmentOperations:
Investmentincome—net[a]	.000		.000		.000		.000		.000	.000
Distributions:
Dividendsfrominvestment
income—net[a]	(.000)		(.000)		(.000)		(.000)		(.000)	(.000)
Netassetvalue,endofperiod	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.01	.00	[c]
Ratios/Supplemental Data (%):
Ratiooftotalexpenses
toaveragenetassets	1.11	[b]	1.11		1.12		1.12		1.11	1.10
Ratioofnetexpenses
toaveragenetassets	.18	[b]	.14		.13		.21		.16	.30
Ratioofnetinvestmentincome
toaveragenetassets[c]	.00	[b]	.00		.00		.00		.00	.00
NetAssets,endofperiod
($x1,000)	36,798		117.116		20,664		19,815		29,464	42,403

[a] Amount represents less than $.001 per share.
[b] Annualized.
[c] Amount represents less than .01%.
See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate diversified series of CitizensSelect Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Company has entered into an Administrative Services Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each class is subject to an Omnibus Account Services Agreement fee. The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

16

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund’s investments:

ValuationInputs	Short-TermInvestments($)†
Level1-UnadjustedQuotedPrices	-
Level2-OtherSignificantObservableInputs	182,967,497
Level 3 - Significant Unobservable Inputs	-
Total	182,967,497
† See Statement of Investments for additional detailed categorizations.

At October 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and

18

may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $112 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2015. The fund has these short-term capital losses which can be carried forward for unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2015 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At October 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed to pay all of the fund’s expenses except the management fee, taxes, brokerage fees, Rule 12b-1 Distribution Plan fees, Administrative Services Plan fees, Omnibus Account Services Agreement fees, Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, Dreyfus has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the period ended October 31, 2015, fees reimbursed by Dreyfus amounted to $19,601.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $606,159 during the period ended October 31, 2015.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares. The Distributor may pay all or a part of the fees paid pursuant to the Distribution Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2015, Class C and Class D shares were charged $9,368 and $331,759, respectively, pursuant to the Distribution Plan.

Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and

20

providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2015, Class B, Class C and Class D shares were charged $104,805, $9,367 and $127,600, respectively, pursuant to the Administrative Services Plan.

(c) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of its average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2015, Class A, Class B, Class C and Class D shares were charged $40,305, $41,922, $3,746 and $51,040, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $17,065 and Distribution Plan fees $21,104, which are offset against an expense reimbursement currently in effect in the amount of $45,095.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: Administrative Services Plan fees $25,213 and Omnibus Account Services Agreement fees $15,811.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

21

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

CitizensSelect Funds

C ITIZENS S ELECT T REASURY
M ONEY M ARKET F UND

SEMIANNUAL REPORT October 31, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

T H E F U N D

A Letter from the President	2
Discussion of Fund Performance	3
Understanding Your Fund’s Expenses	5
Comparing Your Fund’s Expenses
With Those of Other Funds	5
Statement of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14

F O R M O R E I N F O R M AT I O N

Back Cover

CitizensSelect Treasury Money
Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Citizens Select Treasury Money Market Fund, covering the six-month period from May 1, 2015, through October 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period amid choppy U.S. and global economic growth. U.S. stocks advanced in the spring of 2015, with some broad measures of market performance setting new record highs in May. Those gains were more than erased over the summer when global economic instability undermined investor sentiment, but a renewed rally in October helped mitigate losses, and most broad stock indices ended the reporting period with flat to mildly negative returns. International stocks generally lost a greater degree of value, with developed markets faring far better than emerging markets amid falling commodity prices and depreciating currency values. U.S. bonds generally produced generally flat total returns, with municipal bonds faring better, on average, than U.S. government securities and corporate-backed bonds.

We expect market volatility to persist over the near term until investors see greater clarity regarding short-term U.S. interest rates and global economic conditions. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on credit spreads, currency values, commodity prices, corporate profits, economic trends in the emerging markets, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to benefit as investors increasingly recognize that inflation is likely to stay low, economic growth expectations are stabilizing, and monetary policies remain accommodative in most regions of the world. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 16, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2015, through October 31, 2015, as provided by James O’Connor, Portfolio Manager

This semiannual report for CitizensSelect Treasury Money Market Fund covers the six-month period ended October 31, 2015. During the reporting period, the fund’s Class A shares produced an annualized yield of 0.00%, Class B shares yielded 0.00%, Class C yielded 0.00%, and Class D shares yielded 0.00%. Taking into account the effects of compounding, the fund’s Class A, Class B, Class C, and Class D shares produced annualized effective yields of 0.00%, 0.00%, 0.00%, and 0.00%, respectively.1,2 The Federal Reserve Board (the “Fed”) left the federal funds rate unchanged amid choppy U.S. economic growth and significant macroeconomic headwinds in global markets. Therefore, yields of short-term U.S. Treasury obligations remained near historical lows throughout the reporting period.

Uneven U.S. Economic Recovery Continued

U.S. economic activity had moderated during the first quarter of 2015 due to severe winter weather and an appreciating U.S. dollar, but the economic recovery regained momentum in the spring. In May, employers created 260,000 jobs, and hourly wages in the private sector rose 0.3%, yet the unemployment rate ticked higher to 5.5%. Meanwhile, stabilizing currency exchange rates enabled the U.S. trade deficit to shrink significantly, and retail sales posted robust gains. Fuel prices rebounded after significant previous declines, sending the inflation rate higher. Nonetheless, energy prices remained well below year-ago levels.

Investor sentiment in the financial markets deteriorated in June due to contentious debt relief negotiations between Greece and the European Union, but the U.S. economy continued to gain traction. 245,000 new jobs were added during the month, while the unemployment rate fell to 5.3%. Manufacturing activity expanded for the 30th consecutive month, and consumer spending rose as Americans earned higher levels of disposable income. The U.S. economy grew at a 3.9% annualized rate over the second quarter of the year.

July brought more good domestic economic news when 223,000 jobs were added and the unemployment rate stayed steady as workers reentered the labor force. Average hourly wages increased, as did retail and food service sales. Meanwhile, both the manufacturing and service sectors of the economy continued to expand. On the other hand, U.S. equity markets reacted negatively to greater-than-expected economic weakness and plunging stock prices in China.

Although the unemployment rate fell to 5.1% in August, new job creation fell short of expectations when only 153,000 jobs were added. Economic instability in China continued to roil the financial markets, especially after the country’s central bank depreciated its currency. Energy and other commodity prices fell in response, giving back previous gains. On a brighter note, U.S. wages and personal incomes grew at a healthy pace during the month.

Disappointing job creation continued in September, as the economy added 137,000 positions during the month. Average hourly wages also declined slightly from the previous

DISCUSSION OF FUND PERFORMANCE (continued)

month. The unemployment rate stayed steady at 5.1% due to workers leaving the labor force. Although the manufacturing sector expanded for the 33rd straight month in September, the rate of increase proved to be the lowest in more than two years. On the other hand, activity in the service sector continued to grow strongly, personal incomes rose at a healthy rate, and real personal consumption expenditures climbed. U.S. GDP growth decelerated to an estimated 1.5% annualized rate during the third quarter, reflecting high business inventory levels and lower exports.

October brought generally good economic news. An estimated 271,000 jobs were created during the month, and the unemployment rate fell to 5.0%, its lowest level since April 2008. Meanwhile, average annual wages increased at a 4.3% rate compared to the previous month. Retail sales moved mildly higher, and fuel prices continued to decline. On a more negative note, housing starts fell sharply, ending the month below year-ago levels.

Fed Expected to Raise Rates Gradually

At its October meeting, the Fed again refrained from implementing the first in a series of widely expected rate hikes. Monetary policymakers noted that “economic activity has been expanding at a moderate pace,” but they left the federal funds rate unchanged “to support continued progress toward maximum employment and price stability.” While many analysts expect rate hikes to begin as soon as the Fed’s next meeting in December, those increases are likely to be modest and gradual.

Therefore, we intend for now to maintain the fund’s weighted average maturity in a range we consider to be in line with industry averages, but we are prepared to adjust our strategies quickly as market conditions change.

November 16, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from May 1, 2015 to October 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2015

	Class A	Class B	Class C	Class D
Expensespaidper$1,000†	$.25	$.20	$.30	$.20
Endingvalue(afterexpenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical return for the six months ended October 31, 2015

	Class A	Class B	Class C	Class D
Expensespaidper$1,000†	$.26	$.20	$.31	$.20
Endingvalue(afterexpenses)	$1,024.95	$1,025.00	$1,024.90	$1,025.00

† Expenses are equal to the fund’s annualized expense ratio of .05% for Class A, .04% for Class B, .06% for Class C and .04% for
Class D, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2015 (Unaudited)

AnnualizedYield

	onDateof	Principal
U.S. Treasury Bills - 93.2%	Purchase(%)	Amount($)	Value($)
11/5/15	0.00	32,000,000	32,000,000
11/19/15	0.02	49,000,000	48,999,510
12/3/15	0.03	53,000,000	52,998,753
12/10/15	0.00	26,000,000	25,999,979
1/7/16	0.00	23,000,000	23,000,000
1/21/16	0.00	7,000,000	7,000,000
1/28/16	0.02	20,000,000	19,999,267
2/11/16	0.22	20,000,000	19,987,533
3/3/16	0.26	20,000,000	19,982,575
Total U.S. Treasury Bills
(cost$249,967,617)			249,967,617
U.S. Treasury Notes - 6.7%
11/15/15	0.01	10,000,000	10,039,351
11/15/15	0.07	3,000,000	3,000,365
12/31/15	0.00	2,000,000	2,006,929
2/15/16	0.27	3,000,000	3,000,875
Total U.S. Treasury Notes
(cost$18,047,520)			18,047,520
Total Investments
(cost$268,015,137)		99.9%	268,015,137
Cash and Receivables (Net)		.1%	316,704
Net Assets		100.0%	268,331,841

PortfolioSummary(Unaudited)†	Value(%)
U.S.TreasuryBills	93.2
U.S.TreasuryNotes	6.7
99.9
†Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		268,015,137		268,015,137
Interestreceivable				476,184
DuefromTheDreyfusCorporationandaffiliates—Note 2(c)				21,127
				268,512,448
Liabilities ($):
Due to Citizens—Note 2(c)				43,917
CashoverdraftduetoCustodian				136,690
				180,607
Net Assets ($)				268,331,841
Composition of Net Assets ($):
Paid-incapital				268,331,803
Accumulatednetrealizedgain(loss)oninvestments				38
Net Assets ($)				268,331,841

Net Asset Value Per Share	ClassA	ClassB	ClassC	ClassD
NetAssets($)	168,376,377	96,962,525	1,014,565	1,978,374
SharesOutstanding	168,376,277	96,962,584	1,014,565	1,978,377
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2015 (Unaudited)

Investment Income ($):
Interest Income	48,996
Expenses:
Managementfee—Note2(a)	101,130
Administrativeservicefee—Note 2(b)	121,165
Omnibusaccountservicesfees—Note2(c)	101,130
Legalfees—Note2(a)	9,478
Distributionfees—Note2(b)	7,708
Trustees’fees—Note2(a,d)	465
Total Expenses	341,076
Less—reductioninexpensesduetoundertaking—Note2(a)	(282,173)
Less—Trustees’feesreimbursedbyDreyfus—Note2(a)	(465)
Less—LegalfeesreimbursedbyDreyfus—Note2(a)	(9,478)
Net Expenses	48,960
Investment Income—Net	36
Realized Gain (Loss) on Investments—Note 1(b) ($)	325
Net Increase in Net Assets Resulting from Operations	361

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	SixMonthsEnded
	October31,2015	YearEnded
	(Unaudited)	April30,2015
Operations ($):
Investmentincome—net	36	93
Netrealizedgain(loss)oninvestments	325	1,773
Net Increase (Decrease) in Net Assets
Resulting from Operations	361	1,866
Dividends to Shareholders from ($):
Investmentincome—net:
ClassA	(20)	(49)
ClassB	(16)	(41)
ClassC	-	(3)
Total Dividends	(36)	(93)
Beneficial Interest Transactions ($1.00 per share):
Netproceedsfromsharessold:
ClassA	279,794,203	435,625,833
ClassB	55,152,075	358,991,847
ClassC	95,146	38,866,568
ClassD	68,259	3,187,920
Dividendsreinvested:
ClassA	-	1
ClassB	3	4
Costofsharesredeemed:
ClassA	(158,215,642)	(632,512,353)
ClassB	(47,358,338)	(382,393,719)
ClassC	(167,930)	(46,796,346)
ClassD	(50,030)	(1,638,417)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	129,317,746	(226,668,662)
Total Increase (Decrease) in Net Assets	129,318,071	(226,666,889)
Net Assets ($):
Beginning of Period	139,013,770	365,680,659
End of Period	268,331,841	139,013,770

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	SixMonthsEnded			Year Ended April 30,
	October31,2015
Class A Shares	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Netassetvalue,beginningofperiod	1.00		1.00	1.00	1.00	1.00	1.00
InvestmentOperations:
Investmentincome—net[a]	.000		.000	.000	.000	.000	.000
Distributions:
Dividendsfrominvestment
income—net[a]	(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Netassetvalue,endofperiod	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratiooftotalexpenses
toaveragenetassets	.21	[c]	.21	.23	.22	.22	.20
Ratioofnetexpenses
toaveragenetassets	.05	[c]	.03	.04	.09	.04	.14
Ratioofnetinvestmentincome
toaveragenetassets[b]	.00	[c]	.00	.00	.00	.00	.00
NetAssets,endofperiod
($x1,000)	168,376		46,798	243,683 212,074		239,240 233,640
[a] Amount represents less than $.001 per share.
[b] Amount represents less than .01%.
[c] Annualized.
See notes to financial statements.

	SixMonthsEnded			Year Ended April 30,
	October31,2015
Class B Shares	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Netassetvalue,beginningofperiod	1.00		1.00	1.00	1.00	1.00	1.00
InvestmentOperations:
Investmentincome—net[a]	.000		.000	.000	.000	.000	.000
Distributions:
Dividendsfrominvestment
income—net[a]	(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Netassetvalue,endofperiod	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratiooftotalexpenses
toaveragenetassets	.46	[c]	.46	.48	.47	.47	.45
Ratioofnetexpenses
toaveragenetassets	.04	[c]	.03	.04	.09	.04	.14
Ratioofnetinvestmentincome
toaveragenetassets[b]	.00	[c]	.00	.00	.00	.00	.00
NetAssets,endofperiod
($x1,000)	96,963		89,169	112,570	117,413	208,335	231,178
[a] Amount represents less than $.001 per share.
[b] Amount represents less than .01%.
[c] Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	SixMonthsEnded			Year Ended April 30,
	October31,2015
Class C Shares	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Netassetvalue,beginningofperiod	1.00		1.00	1.00	1.00	1.00	1.00
InvestmentOperations:
Investmentincome—net[a]	.000		.000	.000	.000	.000	.000
Distributions:
Dividendsfrominvestment
income—net[a]	(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Netassetvalue,endofperiod	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratiooftotalexpenses
toaveragenetassets	.71	[c]	.71	.73	.72	.72	.70
Ratioofnetexpenses
toaveragenetassets	.06	[c]	.02	.03	.09	.04	.14
Ratioofnetinvestmentincome
toaveragenetassets[b]	.00	[c]	.00	.00	.00	.00	.00
NetAssets,endofperiod
($x1,000)	1,015		1,087	9,017	6,494	17,915	31,086
[a] Amount represents less than $.001 per share.
[b] Amount represents less than .01%.
[c] Annualized.
See notes to financial statements.

	SixMonthsEnded			Year Ended April 30,
	October31,2015
Class D Shares	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Netassetvalue,beginningofperiod	1.00		1.00	1.00	1.00	1.00	1.00
InvestmentOperations:
Investmentincome—net[a]	.000		.000	.000	.000	.000	.000
Distributions:
Dividendsfrominvestment
income—net[a]	(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Netassetvalue,endofperiod	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratiooftotalexpenses
toaveragenetassets	1.11	[c]	1.11	1.13	1.12	1.12	1.10
Ratioofnetexpenses
toaveragenetassets	.04	[c]	.03	.04	.08	.05	.15
Ratioofnetinvestmentincome
toaveragenetassets[b]	.00	[c]	.00	.00	.00	.00	.00
NetAssets,endofperiod
($x1,000)	1,978		1,960	411	457	10,673	2,048
[a] Amount represents less than $.001 per share.
[b] Amount represents less than .01%.
[c] Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Treasury Money Market Fund (the “fund”) is a separate diversified series of CitizensSelect Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Company has entered into an Administrative Services Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each class is subject to an Omnibus Account Services Agreement fee. The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund’s investments:

ValuationInputs	Short-TermInvestments($)†
Level1-UnadjustedQuotedPrices	-
Level2-OtherSignificantObservableInputs	268,015,137
Level 3 - Significant Unobservable Inputs	-
Total	268,015,137
† See Statement of Investments for additional detailed categorizations.

At October 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $287 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2015. These short-term capital losses which can be carried forward for unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2015 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed to pay all of the fund’s expenses except the management fee, taxes, brokerage fees, Rule 12b-1 Distribution Plan fees, Administrative Services Plan fees, Omnibus Account Services Agreement fees, Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, Dreyfus has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the period ended October 31, 2015, fees reimbursed by Dreyfus amounted to $9,943.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $282,173 during the period ended October 31, 2015.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares. The Distributor may pay all or a part of the fees paid pursuant to the Distribution Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2015, Class C and Class D shares were charged $1,319 and $6,389, respectively, pursuant to the Distribution Plan.

Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2015, Class B, Class C and Class D shares were charged $117,389, $1,319 and $2,457, respectively, pursuant to the Administrative Services Plan.

(c) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of its average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2015, Class A, Class B, Class C and Class D shares were charged $52,664, $46,955, $528 and $983, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $33,528 and Distribution Plan fees $1,292, which are offset against an expense reimbursement currently in effect in the amount of $55,947.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: Administrative Services Plan fees $21,204 and Omnibus Account Services Agreement fees $22,713.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

NOTES

NOTES

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 22, 2015

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    December 22, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)